Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
1 7 .	DEBT
Short-term borrowings
The Company utilizes credit facilities and commercial paper programs as needed for its short-term working capital fluctuations. As of December 31, 2019, there were no short-term borrowings outstanding. For the year ended December 31, 2018 short-term borrowings totaled $1,098 million, consisting of $35 million in bank indebtedness and $1,063 million in commercial paper.

[a]	Credit Facilities
The Company has an agreement for a credit facility that is drawn in euros that
is
secured
with a USD cash deposit of 105% of the outstanding balance. As at December 31, 2019, the amount dr
awn
 was $110 million
[2018 – $112 million]
and the related restricted cash equivalent deposit was $116 million

[2018 – $118 million]. Given that the
credit agreement includes a netting arrangement that provides for the legal right of setoff
,

t
he remaining net deposit of $6 million
[2018 – $6 million] is
included in the prepaid expenses and other balance
[note 6].

On May 24, 2019, the Company amended
and restated
its $300 million, 364 day syndicated revolving credit facility, including an extension of the maturity date to June 22, 2020 with an a
dditional one-year term-
out
optio
n a
vailable at maturity.
The facility can be drawn in U.S. dollars or Canadian dollars. As of
December
31, 2019, the Company has not borrowed any funds under this credit facility.
[b]	Commercial Paper Program
The Company has a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes [the “U.S. notes”] up to a maximum aggregate amount of U.S. $1 billion. The U.S. Program is supported by the Company’s existing global credit facility. The proceeds from the issuance of the U.S. notes are being used for general corporate purposes. There were no amounts outstanding as of December 31, 2019. As at December 31, 2018, $903 million of U.S. notes were outstanding, with a weighted-average interest rate of 3.00%, and maturities less than three months.
Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies. The euro notes issued are guaranteed by the Company’s existing global credit facility.
There were no amounts outstanding as of December 31, 2019.
As of December 31, 201
8
, $160 million
[
€140 million] of euro notes were outstanding, with a negative weighted-average interest rate of 0.24%, and maturities less than three months.
Long-term borrowings

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2019	2018
Senior Notes [note 1 7 [c]]
$750 million Senior Notes due 2024 at 3.625%	$747	$746
$650 million Senior Notes due 2025 at 4.150%	645	644
€550 million Senior Notes due 2023 at 1.900%	615	627
€600 million Senior Notes due 2027 at 1.500%	670	683
Cdn$425 million Senior Notes due 2022 at 3.100%	327	311
Bank term debt at a weighted average interest rate of approximately 4.97% [2018 – 4.89%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	105	153
Government loans at a weighted average interest rate of approximately 1.63% [2018 – 2.18%], denominated primarily in euro, Canadian dollar and Brazilian real	48	109
Other	11	12

	3,168	3,285
Less due within one year	106	201

	$3,062	$3,084

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2020	$106
2021	33
2022	338
2023	619
2024	751
Thereafter	1,321

$3,168

[c]
All of the Senior Notes pay a fixed rate of interest semi-annually except for the €550 million and €600 million Senior Notes which pay a fixed rate of interest annually. The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, at specified redemption prices determined in accordance with the terms of each of the respective indentures governing the Senior Notes. All of the Senior Notes were issued for general corporate purposes.

[d]
The Company’s $2.75 billion revolving credit facility matures on June 24, 2024. The facility includes a $200 million Asian tranche, a $100 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[e]	Interest expense, net includes:

	2019	2018
Interest expense
Current	$17	$24
Long-term	87	89

	104	113
Interest income	(22)	(20)

Interest expense, net	$82	$93

[f]	Interest paid in cash was $103 million for the year ended December 31, 2019 [2018 - $115 million].